Summary of Gains and Losses from Valuation and Settlements For Derivatives Not Designated As Hedges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	$ (1,269)	$ 17,944	$ 10,786
Interest rate contract
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	431	(296)	(3,153)
Embedded derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	8,597	3,964	(4,307)
Structured settlement annuity reinsurance agreement
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(10,297)	14,276	18,246
Realized capital gains and losses
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(9,949)	13,967	15,096
Realized capital gains and losses | Interest rate contract
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	431	(296)	(3,153)
Realized capital gains and losses | Embedded derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(83)	(13)	3
Realized capital gains and losses | Structured settlement annuity reinsurance agreement
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(10,297)	14,276	18,246
Contract benefits
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	8,977	4,119	(4,154)
Contract benefits | Embedded derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	8,977	4,119	(4,154)
Interest credited to contractholder funds
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(297)	(142)	(156)
Interest credited to contractholder funds | Embedded derivative financial instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	$ (297)	$ (142)	$ (156)